UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2013

This report on Form N-CSR relates solely to the Registrant's Fidelity Real Estate High Income Fund series (the "Fund").

Item 1. Reports to Stockholders

Fidelity®

Real Estate High Income
Fund

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets and cash flows as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call (collect) 1-401-292-6402 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Actual	.85%	$ 1,000.00	$ 1,055.00	$ 4.35
Hypothetical A		$ 1,000.00	$ 1,020.69	$ 4.28

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of May 31, 2013	As of November 30, 2012
AAA,AA,A 26.2%	AAA,AA,A 29.1%
BBB 26.1%	BBB 23.5%
BB 11.4%	BB 8.9%
B 6.5%	B 6.9%
CCC,CC,C 7.7%	CCC,CC,C 7.1%
D 1.0%	D 1.3%
Not Rated 9.9%	Not Rated 11.5%
Equities 6.1%	Equities 5.5%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 6.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. Where neither Moody's nor S&P ratings are not available, we have used Fitch® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of May 31, 2013	As of November 30, 2012
CMOs and Other Mortgage Related Securities 72.2%	CMOs and Other Mortgage Related Securities 73.7%
Asset-Backed Securities 6.5%	Asset-Backed Securities 6.9%
Nonconvertible Bonds 4.6%	Nonconvertible Bonds 4.5%
Convertible Bonds, Preferred Stocks 6.1%	Convertible Bonds, Preferred Stocks 5.5%
Floating Rate Loans 5.4%	Floating Rate Loans 3.1%
Other Investments 0.1%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 5.1%	Short-Term Investments and Net Other Assets (Liabilities) 6.2%

Semiannual Report

Investments May 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.6%
		Principal Amount (c)	Value
Healthcare - 1.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		$ 2,725,000	$ 2,977,063
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		1,790,000	1,924,250
6.75% 10/15/22		1,230,000	1,340,700
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,425,000	1,549,688
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,403,275
			11,194,976
Homebuilders/Real Estate - 1.6%
DDR Corp. 4.625% 7/15/22		288,000	308,174
Developers Diversified Realty Corp.:
7.5% 4/1/17		214,000	254,329
7.875% 9/1/20		2,437,000	3,106,047
Forest City Enterprises, Inc. 6.5% 2/1/17		3,040,000	3,024,800
HCP, Inc. 3.75% 2/1/16		1,000,000	1,064,944
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	1,114,803
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	1,097,870
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		925,000	1,133,495
Standard Pacific Corp. 8.375% 5/15/18		1,000,000	1,178,750
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		1,000,000	1,059,862
Wrightwood Capital LLC 1.9% 4/20/20 (b)		981,124	750,560
			14,093,634
Hotels - 1.8%
FelCor Lodging LP:
5.625% 3/1/23		755,000	768,213
6.75% 6/1/19		3,000,000	3,202,500
Host Hotels & Resorts LP:
4.75% 3/1/23		890,000	941,539
5.875% 6/15/19		450,000	495,000
6% 11/1/20		805,000	897,575
Times Square Hotel Trust 8.528% 8/1/26 (d)		7,209,690	9,498,394
			15,803,221
TOTAL NONCONVERTIBLE BONDS (Cost $36,275,959)			41,091,831
Asset-Backed Securities - 6.5%
		Principal Amount (c)	Value
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (d)		$ 1,570,000	$ 1,575,181
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5563% 3/23/19 (d)(e)		882,311	874,988
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 4.3933% 6/26/34 (d)(e)		137,343	10,820
Atherton Franchise Loan Funding LLP Series 1998-A Class F, 7.44% 5/15/20 (b)(d)		31,608	1,612
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.6982% 3/20/50 (d)(e)		750,000	35,625
Class E, 2.2982% 3/20/50 (d)(e)		3,000,000	0
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (d)		1,573,056	1,574,000
Class B, 5.267% 6/25/35 (d)		2,203,500	2,204,381
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.5304% 4/7/52 (d)(e)		3,619,497	3,257,547
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		230,412	230,458
Class B2, 1.6336% 12/28/35 (d)(e)		240,524	238,119
Class D, 9% 12/28/35 (d)		5,435,231	4,279,701
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		4,635,351	3,476,513
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (d)		1,434,756	1,305,628
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (d)		1,481,651	1,007,523
Series 2004-1A Class H1, 3.9656% 1/28/40 (d)(e)		2,431,578	0
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.6378% 11/28/39 (d)(e)		1,068,706	32,061
Class F, 5.1378% 11/28/39 (d)(e)		1,152,025	28,801
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.6933% 6/25/35 (e)(g)		621,334	24,374
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8433% 9/25/46 (d)(e)		1,580,000	1,327,200
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7433% 8/26/30 (d)(e)		550,000	520,135
Class E, 2.1933% 8/26/30 (d)(e)		1,127,778	731,928
Merit Securities Corp. Series 13 Class M1, 7.8842% 12/28/33 (e)		1,665,000	1,791,538
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.4533% 2/25/47 (d)(e)		$ 1,778,176	$ 1,653,704
Class H, 1.6633% 2/25/47 (d)(e)		1,005,000	734,655
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9478% 8/28/38 (d)(e)		3,810,000	3,695,700
Class C1B, 7.696% 8/28/38 (d)		910,181	782,756
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (d)		1,756,298	1,791,424
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		330,504	132,191
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1433% 9/25/46 (d)(e)		1,190,000	321,300
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 2.9231% 2/5/36 (d)(e)		2,413,139	241
Class E, 4.7731% 2/5/36 (d)(e)		703,499	70
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 4.7731% 12/5/36 (d)(e)		4,162,307	416
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (d)		778,000	779,089
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7841% 9/25/26 (d)(e)		4,815,000	2,914,038
Series 2006-1A:
Class A1A, 0.5441% 9/25/26 (d)(e)		5,042,410	4,986,944
Class A1B, 0.6141% 9/25/26 (d)(e)		7,893,000	7,294,711
Class A2A, 0.5041% 9/25/26 (d)(e)		1,342,151	1,341,077
Class A2B, 0.5941% 9/25/26 (d)(e)		630,000	601,524
Class B, 0.6441% 9/25/26 (d)(e)		360,000	324,684
Class C 0.8141% 9/25/26 (d)(e)		1,290,000	1,153,905
Class F, 1.4341% 9/25/26 (d)(e)		1,011,000	889,579
Class G, 1.6341% 9/25/26 (d)(e)		576,000	502,214
Class J, 3.0341% 9/25/26 (d)(e)		500,000	434,700
Class K, 3.5341% 9/25/26 (d)(e)		805,000	692,220
Class L, 4.2841% 9/25/26 (d)(e)		500,000	434,100
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class A1, 0.5936% 11/21/40 (d)(e)		1,429,875	1,329,784
TOTAL ASSET-BACKED SECURITIES (Cost $66,781,740)			57,319,159
Collateralized Mortgage Obligations - 2.7%
		Principal Amount (c)	Value
Private Sponsor - 2.6%
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (d)(e)		$ 559,268	$ 243,124
Series 2002-R1:
Class B4, 6.61% 7/25/32 (d)(e)		573,157	163,595
Series 2002-R2 Class 2B4, 3.6476% 7/25/33 (d)(e)		102,502	12,966
Series 2002-R3:
Class B3, 5.75% 8/25/43 (d)		514,745	122,536
Class B4, 5.75% 8/25/43 (d)		132,668	8,310
Series 2003-40 Class B3, 4.5% 10/25/18 (d)		68,296	14,771
Series 2003-50:
Class B4, 5% 11/25/18 (d)		95,136	45,925
Class B5, 5% 11/25/18 (d)		78,284	5,818
Series 2003-R1:
Class 2B4, 3.2054% 2/25/43 (d)(e)		76,584	25,681
Class 2B5, 3.2054% 2/25/43 (d)(e)		211,485	20,305
Series 2003-R3 Class B3, 5.5% 11/25/33		98,304	1,925
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (d)(e)		155,489	9,662
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7707% 9/25/19 (d)(e)		58,553	46,441
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17		131,196	44,529
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6188% 4/25/20 (d)(e)		5,000,000	5,718,865
Series 2010-K6 Class B, 5.5328% 12/25/46 (d)(e)		6,045,000	6,772,733
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (d)		7,500,000	7,747,110
Nomura Asset Acceptance Corp. Series 2001-R1A Class B1, 7% 2/19/30 (d)(e)		294,826	95,465
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1492% 7/10/35 (d)(e)		412,765	425,805
Series 2005-A Class B6, 2.1992% 3/10/37 (d)(e)		394,919	2,877
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.6992% 12/10/35 (d)(e)		154,836	57,062
Series 2004-A:
Class B7, 4.4492% 2/10/36 (d)(e)		185,821	88,667
Class B9, 9.1992% 2/10/36 (d)(e)		302,517	113,862
Series 2004-B:
Class B8, 4.9492% 2/10/36 (d)(e)		152,966	53,765
Class B9, 8.4492% 2/10/36 (d)(e)		259,601	91,987
Series 2004-C:
Class B7, 3.6992% 9/10/36 (d)(e)		955,339	415,484
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-C: - continued
Class B8, 4.4492% 9/10/36 (d)(e)		$ 850,707	$ 247,969
Class B9, 7.1992% 9/10/36 (d)(e)		318,446	60,981
TOTAL PRIVATE SPONSOR			22,658,220
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (g)		402,694	210,612
Class B4, 7% 9/25/41 (g)		220,533	85,243
Class B5, 7% 9/25/41 (g)		97,705	9,047
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.1805% 2/25/42 (d)(e)		95,085	55,017
Class 3B5, 3.1805% 2/25/42 (d)(e)		74,582	13,398
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.1824% 1/25/42 (d)(e)		81,089	29,522
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 4.9117% 12/25/42 (e)(g)		1,560,777	402,557
Class B4, 4.8821% 12/25/42 (e)(g)		318,206	28,750
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.1684% 6/25/43 (e)(g)		285,610	89,569
Class 2B5, 3.1684% 6/25/43 (e)(g)		221,660	30,911
TOTAL U.S. GOVERNMENT AGENCY			954,626
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,439,910)			23,612,846
Commercial Mortgage Securities - 69.5%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (d)		1,230,000	1,439,972
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.4398% 2/14/29 (d)(e)		380,057	388,063
Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	4,611,139
Series 1997-D5 Class A7, 7.5551% 2/14/43 (e)		878,530	889,069
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (e)		$ 3,070,000	$ 3,153,728
Series 2006-4 Class AM, 5.675% 7/10/46		4,000,000	4,475,452
Series 2003-1 Class G, 5.608% 9/11/36 (d)		1,320,321	1,328,034
Series 2004-4:
Class K, 4.637% 7/10/42 (d)(e)		1,650,000	9,229
Class L, 4.637% 7/10/42 (d)(e)		1,690,000	408
Series 2005-1 Class CJ, 5.3638% 11/10/42 (e)		4,020,000	4,251,849
Series 2005-4 Class H, 5.3694% 7/10/45 (d)(e)		525,000	69,368
Series 2005-5 Class D, 5.4036% 10/10/45 (e)		2,250,000	2,247,044
Series 2005-6 Class AJ, 5.3588% 9/10/47 (e)		2,000,000	2,153,356
Series 2008-1 Class D, 6.4375% 2/10/51 (d)(e)		1,970,000	1,118,947
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.499% 11/15/15 (d)(e)		3,319,328	3,320,321
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1992% 3/15/22 (d)(e)		860,989	585,580
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6992% 8/15/17 (d)(e)		2,770,000	2,925,951
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6178% 3/11/39 (e)		3,175,000	3,323,527
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2006-T22 Class AJ, 5.7648% 4/12/38 (e)		2,007,000	2,188,148
Series 1999-C1:
Class G, 5.64% 2/14/31 (d)		1,005,000	1,020,723
Class H, 5.64% 2/14/31 (d)		1,625,030	1,652,937
Class I, 5.64% 2/14/31 (d)		3,413,993	2,629,089
Series 2006-T22 Class B, 5.7648% 4/12/38 (d)(e)		1,370,000	1,472,481
Series 2007-BBA8:
Class K, 1.3992% 3/15/22 (d)(e)		1,720,000	1,424,705
Class L, 2.0992% 3/15/22 (d)(e)		3,980,125	2,736,921
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (d)		5,700,726	6,206,951
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(e)		95,818	55,335
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 0.4693% 10/25/22 (d)(e)		47,282	34,185
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7449% 12/15/47 (d)(e)		2,200,000	2,526,007
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (d)		438,357	441,424
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Chase Commercial Mortgage Securities Corp.: - continued
Series 1998-1:
Class H, 6.34% 5/18/30 (d)		$ 3,300,000	$ 2,956,450
Series 1998-2 Class J, 6.39% 11/18/30 (d)		3,329,253	2,413,628
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (d)		1,328,387	1,343,052
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)		4,000,000	2,991,524
Series 2012-CR5 Class D, 4.4794% 12/10/45 (d)(e)		1,550,000	1,515,309
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3292% 12/15/20 (d)(e)		4,190,000	4,015,365
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		4,150,000	4,274,860
Series 2004-RS1 Class A, 5.648% 3/3/41 (d)		296,480	299,297
Series 2001-J2A Class F, 7.38% 7/16/34 (d)(e)		1,583,000	1,888,323
Commercial Mortgage Acceptance Corp. weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (d)(e)		82,302	82,329
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	5,089,207
Class H, 6% 11/17/32		2,938,105	1,618,273
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.4263% 6/10/44 (e)		5,875,000	5,790,876
Series 2005-C6 Class AJ, 5.209% 6/10/44 (e)		4,500,000	4,810,838
Series 2012-CR1:
Class C, 5.3679% 5/15/45 (e)		2,060,000	2,295,530
Class D, 5.368% 5/15/45 (d)(e)		4,010,000	4,021,477
Series 2012-CR2:
Class E, 5.02% 8/15/45 (d)(e)		6,370,000	6,215,260
Class F, 4.25% 8/15/45 (d)		7,150,000	5,946,426
Series 2012-LC4:
Class C, 5.824% 12/10/44 (e)		1,534,000	1,746,948
Class D, 5.824% 12/10/44 (d)(e)		5,406,000	5,557,098
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (d)		3,176,000	3,241,235
Class F, 4.867% 6/9/28 (d)		4,170,000	3,876,945
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (d)(e)		3,190,000	3,205,867
Series 1997-C2 Class F, 7.46% 1/17/35 (e)		925,495	928,715
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 1998-C1:
Class F, 6% 5/17/40 (d)		$ 9,741,243	$ 10,640,048
Class H, 6% 5/17/40 (d)		2,501,079	1,503,111
Series 1998-C2:
Class F, 6.75% 11/15/30 (d)		7,574,000	7,941,748
Class G, 6.75% 11/15/30 (d)		1,065,000	1,166,190
Series 2001-CK6 Class NW, 6.08% 8/15/36 (g)		23,619	19,132
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (d)(e)		6,026,000	5,790,480
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 2.0992% 2/15/22 (d)(e)		2,369,829	590,016
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.7284% 11/10/46 (d)(e)		1,000,000	1,096,782
Class E, 5.7284% 11/10/46 (d)(e)		4,470,000	4,711,174
Class F, 5.7284% 11/10/46 (d)(e)		7,130,000	6,765,864
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		4,290,714	4,291,474
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (d)		1,134,834	1,142,387
Series 1998-CG1 Class B4, 7.4243% 6/10/31 (d)(e)		1,525,157	1,524,902
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (d)		3,610,000	3,754,201
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (d)(e)		3,007,000	3,151,120
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (d)		1,178,000	1,214,814
Class E, 5.253% 5/5/27 (d)		822,000	856,633
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (d)		1,600,000	1,844,133
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.8848% 1/25/43 (e)(f)		5,370,000	928,092
Series KAIV Class X2, 3.6147% 6/25/46 (e)(f)		2,780,000	620,677
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3303% 9/25/45 (d)(e)		2,300,000	2,552,351
Series 2011-K10 Class B, 4.7556% 11/25/49 (d)(e)		1,650,000	1,796,240
Series 2011-K11 Class B, 4.5698% 12/25/48 (d)(e)		3,190,000	3,376,899
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		3,953,455	3,982,711
GCCFC Commercial Mortgage Trust:
Series 2003-C2 Class J, 5.234% 1/5/36 (d)(e)		3,210,000	3,186,236
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GCCFC Commercial Mortgage Trust: - continued
Series 2005-GG3:
Class B, 4.894% 8/10/42 (e)		$ 1,090,000	$ 1,133,693
Class J, 4.685% 8/10/42 (d)(e)		900,000	2,579
Class K, 4.685% 8/10/42 (d)(e)		1,700,000	310
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class J, 5.3223% 7/10/45 (d)(e)		2,277,000	1,381,287
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		2,632,264	2,040,668
Series 1997-C2:
Class G, 6.75% 4/15/29 (e)		2,953,811	3,299,468
Class H, 6.75% 4/15/29 (e)		6,130,384	3,650,660
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		1,668,923	1,680,200
Series 1999-C2I Class K, 6.481% 9/15/33		7,875,000	5,597,810
Series 1999-C3:
Class J, 6.974% 8/15/36		2,788,000	2,924,760
Class K, 6.974% 8/15/36		3,436,856	2,687,524
Series 2000-C1 Class K, 7% 3/15/33		432,476	329,396
Series 2003-C3 Class H, 5.9434% 4/10/40 (d)(e)		980,000	990,050
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 8.0595% 7/13/30 (d)(e)		3,736,000	3,943,901
Series 2004-GG2:
Class J, 5.067% 8/10/38 (d)(e)		420,000	48,926
Class K, 5.067% 8/10/38 (d)(e)		720,000	48,472
Series 2010-C1:
Class D, 6.1284% 8/10/43 (d)(e)		4,985,000	5,603,853
Class E, 4% 8/10/43 (d)		5,951,000	4,632,074
Series 2012-GCJ7:
Class C, 5.9063% 5/10/45 (e)		5,830,000	6,530,228
Class D, 5.9063% 5/10/45 (d)(e)		5,670,000	5,844,880
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (d)		1,070,000	1,080,593
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.4008% 12/10/43 (d)(e)		4,100,000	4,388,189
Series 2011-GC5:
Class C, 5.4745% 8/10/44 (d)(e)		7,010,000	7,755,969
Class D, 5.4745% 8/10/44 (d)(e)		2,720,000	2,796,059
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2013-JWMZ Class M, 6.194% 4/15/18 (d)(e)		880,000	890,931
Series 2013-JWRZ Class E, 3.934% 4/15/30 (d)(e)		1,700,000	1,708,411
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (d)(e)		$ 2,000,000	$ 2,004,332
Series 2001-A:
Class G, 6% 10/15/32 (d)(e)		1,407,489	25,381
Class X, 0.6341% 10/15/32 (d)(e)(f)		6,244,197	38,345
Series 2002-C1 Class E, 6.135% 7/12/37 (d)		3,330,233	3,335,917
Series 2003-C1 Class D, 5.192% 1/12/37		1,252,057	1,254,228
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (d)(e)		2,260,000	2,736,098
Class D, 7.6935% 12/5/27 (d)(e)		10,670,000	12,334,898
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (d)		3,590,000	3,752,868
Series 2010-CNTR Class D, 6.3899% 8/5/32 (d)(e)		4,170,000	4,670,525
Series 2011-C4 Class E, 5.5691% 7/15/46 (d)(e)		2,440,000	2,597,429
Series 2012-CBX:
Class C, 5.3616% 6/16/45 (e)		1,480,000	1,615,224
Class D, 5.3616% 6/16/45 (d)(e)		4,050,000	4,234,498
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (e)		1,215,000	1,055,760
Series 2005-LDP5 Class AJ, 5.4892% 12/15/44 (e)		2,020,000	2,153,296
Series 2005-PRKS Class A, 10.0745% 1/15/15 (d)(e)		2,369,112	2,505,336
Series 2010-C2:
Class D, 5.7102% 11/15/43 (d)(e)		3,120,000	3,457,837
Class XB, 0.7527% 11/15/43 (d)(e)(f)		26,860,000	1,085,321
Series 2011-C5 Class C, 5.4915% 8/15/46 (d)(e)		5,803,234	6,510,486
JPMorgan Commercial Mortgage Finance Corp.:
Series 1999-C7 Class NR, 6% 10/15/35 (d)		1,404,996	1,113,883
Series 1999-C8:
Class G, 6% 7/15/31 (d)		553,229	555,519
Class H, 6% 7/15/31 (d)		1,104,354	650,983
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (d)		1,696,004	709,742
Series 1998-C4 Class G, 5.6% 10/15/35 (d)		2,549,221	2,584,266
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (e)		48,425	33,898
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		1,170,000	1,182,946
Series 2005-C3 Class AJ, 4.843% 7/15/40		7,880,000	8,318,900
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (e)		8,400,000	9,032,629
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2005-C7:
Class AM, 5.263% 11/15/40 (e)		$ 938,000	$ 1,016,315
Series 2006-C6:
Class A4, 5.372% 9/15/39		3,000,000	3,359,664
Class AM, 5.413% 9/15/39		5,000,000	5,597,785
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,272,619
Series 2001-C7:
Class M, 5.868% 11/15/33		1,497,581	1,502,263
Class P, 5.868% 11/15/33		1,320,000	1,314,655
Series 2004-C7 Class E, 4.918% 10/15/36		1,733,000	1,794,986
Series 2005-C1 Class E, 4.924% 2/15/40		4,636,000	4,767,394
Series 2005-C2 Class AJ, 5.205% 4/15/30 (e)		5,260,000	5,580,297
Series 2005-C7 Class C, 5.35% 11/15/40 (e)		1,900,000	1,963,185
Series 2006-C4:
Class AJ, 6.0821% 6/15/38 (e)		6,665,000	6,891,017
Class AM, 6.0821% 6/15/38 (e)		3,840,000	4,276,831
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.0992% 6/15/22 (d)(e)		4,770,000	4,648,165
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.5422% 6/25/43 (d)(e)		2,059,000	2,104,503
Series 2011-1 Class B, 5.5422% 6/25/43 (d)(e)		1,924,000	2,006,764
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (d)(e)		1,393,000	1,114,400
Class M, 5.45% 5/28/40 (d)(e)		1,533,000	613,200
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	551,000	439,582
Class G, 4.384% 7/12/37	CAD	275,000	215,336
Class H, 4.384% 7/12/37	CAD	184,000	141,430
Class J, 4.384% 7/12/37	CAD	275,000	207,509
Class K, 4.384% 7/12/37	CAD	275,000	203,732
Class L, 4.384% 7/12/37	CAD	184,000	133,846
Class M, 4.384% 7/12/37	CAD	772,000	501,912
Series 2005-CA17:
Class F, 4.525% 11/12/37 (e)	CAD	812,000	601,658
Class G, 4.525% 11/12/37 (e)	CAD	846,000	611,169
Class H, 4.525% 11/12/37 (e)	CAD	235,000	161,307
Class J, 4.525% 11/12/37 (e)	CAD	248,000	160,369
Class K, 4.525% 11/12/37 (e)	CAD	261,000	163,914
Class L, 4.525% 11/12/37 (e)	CAD	248,000	151,292
Class M, 4.525% 11/12/37 (e)	CAD	2,006,355	992,807
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (e)		$ 4,804,427	$ 4,799,868
Series 1998-C3 Class E, 7.0862% 12/15/30 (e)		313,256	314,912
Series 1999-C1 Class G, 6.71% 11/15/31 (d)		486,830	223,942
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.546% 1/12/44 (e)		1,440,000	1,562,844
Series 2002-MW1 Class H, 5.695% 7/12/34 (d)		1,975,000	1,949,728
Series 2004-MKB1 Class F, 5.867% 2/12/42 (d)(e)		1,380,000	1,398,155
Series 2006-C1:
Class AJ, 5.8725% 5/12/39 (e)		3,440,000	3,529,426
Class AM, 5.8725% 5/12/39 (e)		700,000	777,239
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (d)		314,130	267,010
Series 2004-C2 Class A, 5.318% 10/15/40 (d)		3,066,222	2,682,944
Series 2004-C1 Class IO, 9.0684% 1/15/37 (d)(e)(f)		306,541	14,193
Series 2004-C2:
Class D, 7.347% 10/15/40 (d)		1,074,000	107
Class E, 8.309% 10/15/40 (d)		441,000	44
Class F, 10.223% 10/15/40 (d)		772,000	77
Class G, 12.9203% 10/15/40 (d)(e)		497,000	50
Series 2005-C3:
Class D, 7.7% 5/15/44 (d)		1,039,000	104
Class E, 8.757% 5/15/44 (d)		738,000	74
Class F, 10.813% 5/15/44 (d)		36,265	4
Morgan Stanley BAML Trust:
Series 2013-C7 Class D, 4.3056% 2/15/46 (d)		4,540,000	4,144,121
Series 2013-C8 Class D, 4.3117% 12/15/48 (d)(e)		2,260,000	2,058,510
Series 2013-C9 Class D, 4.2997% 5/15/46 (d)(e)		1,800,000	1,637,392
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.63% 7/15/19 (d)(e)		2,610,071	2,269,326
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (d)		1,570,000	1,594,530
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,640,000	5,131,112
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	1,220,183
Series 2007-IQ16 Class A3, 5.852% 12/12/49		644,973	650,417
Series 1997-RR:
Class F, 7.4015% 4/30/39 (d)(e)		578,167	578,167
Class G1, 7.4015% 4/30/39 (d)(e)		859,633	42,982
Series 1998-CF1:
Class F, 7.35% 7/15/32 (d)		934,251	987,925
Class G, 7.35% 7/15/32 (d)		1,482,586	1,144,083
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (d)		$ 2,262,373	$ 1,716,940
Class N, 6.54% 3/15/32 (d)		305,233	60,003
Series 1999-WF1:
Class L, 5.91% 11/15/31 (d)		1,071,000	1,104,202
Class N, 5.91% 11/15/31 (d)		1,600,000	1,598,998
Class O, 5.91% 11/15/31 (d)		1,478,486	424,343
Series 2003-IQ5 Class C, 5.5317% 4/15/38 (e)		1,200,000	1,209,409
Series 2005-HQ5 Class B, 5.272% 1/14/42		6,890,000	7,253,730
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	5,596,935
Series 2011-C1:
Class C, 5.4202% 9/15/47 (d)(e)		2,050,000	2,317,269
Class D, 5.4202% 9/15/47 (d)(e)		10,522,000	11,586,941
Class E, 5.4202% 9/15/47 (d)(e)		1,500,000	1,565,241
Series 2011-C2:
Class D, 5.4937% 6/15/44 (d)(e)		3,830,000	3,994,667
Class E, 5.4937% 6/15/44 (d)(e)		4,900,000	5,077,948
Class F, 5.4937% 6/15/44 (d)(e)		3,620,000	3,021,397
Series 2011-C3:
Class C, 5.3573% 7/15/49 (d)(e)		1,920,000	2,094,751
Class D, 5.357% 7/15/49 (d)		7,530,000	8,048,162
Class E, 5.3573% 7/15/49 (d)(e)		2,630,000	2,701,065
Series 2012-C4 Class D, 5.7102% 3/15/45 (d)(e)		1,950,000	2,106,762
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (d)		556,446	558,066
Series 2000-PRIN Class C, 7.9089% 2/23/34 (e)		2,519,000	2,843,009
Series 2001-TOP3 Class E, 7.5109% 7/15/33 (d)(e)		1,130,000	1,133,599
Series 2003-TOP9 Class E, 5.646% 11/13/36 (d)(e)		630,000	663,347
Motel 6 Trust Series 2012-MTL6 Class D, 3.7812% 10/5/25 (d)		2,000,000	1,980,084
NationsLink Funding Corp.:
Series 1998-2 Class J, 5% 8/20/30 (d)		539,688	535,788
Series 1999-SL Class X, 11/10/30 (f)		60,998	60,925
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		2,269,806	2,781,194
RBSCF Trust Series 2010-MB1 Class D, 4.8374% 4/15/24 (d)(e)		5,717,000	5,802,189
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (d)	CAD	1,170,000	1,007,786
Class G, 4.456% 9/12/38 (d)	CAD	585,000	491,248
Class H, 4.456% 9/12/38 (d)	CAD	390,000	298,680
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2006-2:
Class J, 4.456% 9/12/38 (d)	CAD	390,000	$ 272,584
Class K, 4.456% 9/12/38 (d)	CAD	195,000	125,584
Class L, 4.456% 9/12/38 (d)	CAD	281,000	170,603
Class M, 4.456% 9/12/38 (d)	CAD	1,134,647	526,649
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,288,455
Class G, 4.57% 4/12/23	CAD	505,000	415,257
Class H, 4.57% 4/12/23	CAD	505,000	382,105
Class J, 4.57% 4/12/23 (e)	CAD	505,000	363,746
Class K, 4.57% 4/12/23	CAD	253,000	170,788
Class L, 4.57% 4/12/23	CAD	757,000	494,878
Class M, 4.57% 4/12/23	CAD	2,222,418	1,137,329
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.35% 1/15/19 (d)(e)		351,794	348,839
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (d)(e)		70,185	71,132
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5409% 8/15/39 (e)		3,150,000	3,431,774
Series 2007-C4 Class F, 5.5409% 8/15/39 (e)		5,345,000	4,011,631
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		1,530,000	1,570,231
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 0.7742% 7/15/24 (d)(e)		2,500,000	2,204,690
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0706% 1/10/45 (d)(e)		1,794,000	2,136,105
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (d)		1,330,000	1,487,864
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,430,000	2,466,365
Series 2004-C11:
Class D, 5.5634% 1/15/41 (e)		2,720,000	2,811,202
Class E, 5.6134% 1/15/41 (e)		2,465,000	2,531,300
Series 2004-C12 Class D, 5.4782% 7/15/41 (e)		2,030,000	2,094,511
Series 2004-C14:
Class B, 5.17% 8/15/41		1,920,000	1,995,533
Class C, 5.21% 8/15/41		1,260,000	1,308,055
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (d)(e)		2,300,000	2,269,139
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6698% 11/15/43 (d)(e)(f)		26,055,541	1,007,359
Series 2012-LC5 Class D, 4.7802% 10/15/45 (d)		6,749,000	6,471,049
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)		$ 2,240,000	$ 2,491,187
Class D, 5.7215% 3/15/44 (d)(e)		1,370,000	1,424,771
Class E, 5% 3/15/44 (d)		1,510,000	1,384,972
Series 2011-C4 Class E, 5.2488% 6/15/44 (d)(e)		2,050,000	2,081,250
Series 2011-C5:
Class C, 5.8242% 11/15/44 (d)(e)		1,670,000	1,904,480
Class D, 5.8242% 11/15/44 (d)(e)		3,575,000	3,938,027
Series 2012-C6 Class D, 5.7486% 4/15/45 (d)(e)		3,250,000	3,335,040
Series 2012-C7 Class C, 5.0049% 6/15/45 (e)		3,793,000	4,081,048
Series 2012-C8 Class D, 5.0423% 8/15/45 (d)(e)		1,000,000	1,041,575
Series 2013-C11:
Class D, 4.3249% 3/15/45 (d)(e)		2,000,000	1,828,436
Class E, 4.3249% 3/15/45 (d)(e)		6,000,000	4,557,024
Series 2013-C13 Class D, 4.2791% 5/15/45 (d)(e)		1,800,000	1,623,859
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (d)		7,000,000	7,139,881
WFRBS Commercial Mortgage Trust Series 2012-C10 Class D, 4.6101% 12/15/45 (d)(e)		2,130,000	1,985,350
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $566,924,797)			615,299,336
Preferred Stocks - 6.1%
	Shares
Convertible Preferred Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	64,000	1,780,000
Nonconvertible Preferred Stocks - 5.9%
Homebuilders/Real Estate - 5.7%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	79,400	2,146,976
Annaly Capital Management, Inc.:
Series A, 7.875%	108,781	2,766,301
Series C, 7.625%	48,000	1,211,040
Series D, 7.50%	34,028	854,103
CBL & Associates Properties, Inc.:
7.375%	129,000	3,288,210
Series E, 6.625%	110,000	2,864,400
Cedar Shopping Centers, Inc. Series B, 7.25%	30,000	773,700
CenterPoint Properties Trust Series D, 5.377%	1,934	1,257,100
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Homebuilders/Real Estate - continued
Corporate Office Properties Trust:
Series H, 7.50%	5,000	$ 130,050
Series L, 7.375%	71,383	1,934,479
DDR Corp. Series K, 6.25%	90,662	2,266,550
Digital Realty Trust, Inc. Series E, 7.00%	60,000	1,557,600
Equity Lifestyle Properties, Inc. Series C, 6.75%	65,644	1,702,149
Essex Property Trust, Inc. Series H, 7.125%	61,727	1,645,642
First Potomac Realty Trust 7.75%	80,000	2,078,400
Hersha Hospitality Trust Series B, 8.00%	80,827	2,103,119
LaSalle Hotel Properties Series G, 7.25%	19,122	482,639
PS Business Parks, Inc.:
6.875%	34,911	932,473
Series S, 6.45%	152,000	3,952,000
Public Storage:
Series P, 6.50%	72,680	1,918,752
Series R, 6.35%	47,500	1,252,100
Series S, 5.90%	50,000	1,297,000
Realty Income Corp. Series F, 6.625%	80,000	2,100,000
Regency Centers Corp. Series 6, 6.625%	34,710	917,732
Retail Properties America, Inc. 7.00%	135,649	3,403,433
Stag Industrial, Inc. Series A, 9.00%	60,000	1,681,200
Sun Communities, Inc. Series A, 7.125%	82,399	2,133,310
Taubman Centers, Inc. Series J, 6.50%	66,277	1,699,342
		50,349,800
Hotels - 0.2%
Hospitality Properties Trust Series D, 7.125%	70,000	1,827,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS		52,176,800
TOTAL PREFERRED STOCKS (Cost $51,698,905)		53,956,800
Floating Rate Loans - 5.4%
	Principal Amount (c)
Diversified Financial Services - 0.3%
Blackstone REL 10% 10/1/17	$ 2,249,508	2,361,984
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (e)	255,000	258,825
		2,620,809
Floating Rate Loans - continued
	Principal Amount (c)	Value
Healthcare - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	$ 3,520,636	$ 3,379,810
Homebuilders/Real Estate - 1.2%
CityCenter term loan 8.75% 7/1/13 (e)	521,219	521,219
EOP Operating LP term loan:
5% 2/1/14 (e)	3,000,000	3,000,000
5.25% 2/1/14 (e)	2,200,000	2,200,000
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (e)	5,346,662	4,901,998
		10,623,217
Hotels - 3.5%
Extended Stay America, Inc. REL 9.625% 12/1/19	5,000,000	5,250,000
Hilton Worldwide, Inc.:
Tranche D, term loan 3.949% 11/12/15 (e)	11,054,771	10,985,679
Tranche E, term loan 4.199% 11/12/15 (e)	9,212,309	9,154,732
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (e)	1,488,887	1,509,434
Tranche B, term loan 11.375% 7/6/14 (e)	1,116,666	1,132,076
Tranche D, term loan 14.9% 7/6/14 (e)	3,600,000	3,600,000
		31,631,921
TOTAL FLOATING RATE LOANS (Cost $47,378,033)		48,255,757
Preferred Securities - 0.1%

Homebuilders/Real Estate - 0.1%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	3,000,000	150,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)	3,100,000	465,000
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (d)	1,100,000	66,000
TOTAL PREFERRED SECURITIES (Cost $7,017,007)		681,000
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a) (Cost $40,153,125)	40,153,125	$ 40,153,125
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $840,669,476)		880,369,854
NET OTHER ASSETS (LIABILITIES) - 0.6%		5,512,409
NET ASSETS - 100%		$ 885,882,263
Currency Abbreviations
CAD	-	Canadian dollar
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $483,053,607 or 54.5% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $900,194 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 12,075
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates: Class B3, 7% 9/25/41	5/21/03	$ 348,959
Class B4, 7% 9/25/41	11/2/01	$ 102,548
Class B5, 7% 9/25/41	11/2/01	$ 21,007
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates: Class B3, 4.9117% 12/25/42	3/25/03	$ 896,799
Class B4, 4.8821% 12/25/42	3/25/03	$ 169,445
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates: Class 2B4, 3.1684% 6/25/43	9/29/03	$ 115,984
Class 2B5, 3.1684% 6/25/43	9/29/03	$ 30,255
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.6933% 6/25/35	6/3/05	$ 548,144
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,100
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 53,956,800	$ 50,919,700	$ 1,780,000	$ 1,257,100
Corporate Bonds	41,091,831	-	40,341,271	750,560
Asset-Backed Securities	57,319,159	-	31,162,892	26,156,267
Collateralized Mortgage Obligations	23,612,846	-	20,406,533	3,206,313
Commercial Mortgage Securities	615,299,336	-	582,017,991	33,281,345
Floating Rate Loans	48,255,757	-	28,681,044	19,574,713
Preferred Securities	681,000	-	-	681,000
Money Market Funds	40,153,125	40,153,125	-	-
Total Investments in Securities:	$ 880,369,854	$ 91,072,825	$ 704,389,731	$ 84,907,298
Percentage of Market Value:	100.0%	10.4%	80.0%	9.6%
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 29,190,498
Total Realized Gain (Loss)	(1,530,915)
Total Unrealized Gain (Loss)	2,990,914
Cost of Purchases	1,273,782
Proceeds of Sales	(4,007,288)
Amortization/Accretion	10,968
Transfers in to Level 3	406
Transfers out of Level 3	(1,772,098)
Ending Balance	$ 26,156,267
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2013	$ 1,280,794
Commercial Mortgage Securities
Beginning Balance	$ 39,423,964
Total Realized Gain (Loss)	7,069
Total Unrealized Gain (Loss)	1,034,382
Cost of Purchases	-
Proceeds of Sales	(3,125,890)
Amortization/Accretion	628,117
Transfers in to Level 3	5,772,526
Transfers out of Level 3	(10,458,823)
Ending Balance	$ 33,281,345
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2013	$ 1,034,382
Floating Rate Loans
Beginning Balance	$ 7,882,609
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	621,914
Cost of Purchases	11,094,896
Proceeds of Sales	(492)
Amortization/Accretion	(24,214)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 19,574,713
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2013	$ 621,914
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 4,260,564
Total Realized Gain (Loss)	(5,530,470)
Total Unrealized Gain (Loss)	6,475,898
Cost of Purchases	-
Proceeds of Sales	(1,062,390)
Amortization/Accretion	(132,559)
Transfers in to Level 3	2,091,007
Transfers out of Level 3	(207,077)
Ending Balance	$ 5,894,973
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2013	$ 944,194

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $800,516,351)	$ 840,216,729
Fidelity Central Funds (cost $40,153,125)	40,153,125
Total Investments (cost $840,669,476)		$ 880,369,854
Cash		1,281,506
Receivable for investments sold		1,016,781
Receivable for fund shares sold		40,000
Dividends receivable		103,408
Interest receivable		5,282,861
Distributions receivable from Fidelity Central Funds		4,413
Prepaid expenses		458
Total assets		888,099,281

Liabilities
Payable for investments purchased	$ 1,154,200
Distributions payable	300,228
Accrued management fee	530,757
Other affiliated payables	43,200
Other payables and accrued expenses	188,633
Total liabilities		2,217,018

Net Assets		$ 885,882,263
Net Assets consist of:
Paid in capital		$ 892,147,716
Undistributed net investment income		1,958,994
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(47,933,014)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,708,567
Net Assets, for 99,462,348 shares outstanding		$ 885,882,263
Net Asset Value, offering price and redemption price per share ($885,882,263 ÷ 99,462,348 shares)		$ 8.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2013

Investment Income
Dividends		$ 1,642,015
Interest		28,539,346
Income from Fidelity Central Funds		37,100
Total income		30,218,461

Expenses
Management fee	$ 3,225,580
Transfer agent fees	69,577
Accounting fees and expenses	194,199
Custodian fees and expenses	12,941
Independent trustees' compensation	2,805
Audit	316,956
Legal	1,162
Miscellaneous	5,075
Total expenses before reductions	3,828,295
Expense reductions	(262)	3,828,033
Net investment income (loss)		26,390,428
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,366,981)
Foreign currency transactions	(2,666)
Total net realized gain (loss)		(8,369,647)
Change in net unrealized appreciation (depreciation) on: Investment securities	30,502,874
Assets and liabilities in foreign currencies	(1,602)
Total change in net unrealized appreciation (depreciation)		30,501,272
Net gain (loss)		22,131,625
Net increase (decrease) in net assets resulting from operations		$ 48,522,053

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2013	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,390,428	$ 52,608,930
Net realized gain (loss)	(8,369,647)	(3,627,700)
Change in net unrealized appreciation (depreciation)	30,501,272	91,581,402
Net increase (decrease) in net assets resulting from operations	48,522,053	140,562,632
Distributions to shareholders from net investment income	(25,307,090)	(55,805,490)
Distributions to shareholders from net realized gain	(3,629,909)	(1,002,919)
Total distributions	(28,936,999)	(56,808,409)
Share transactions Proceeds from sales of shares	23,406,000	72,909,190
Reinvestment of distributions	26,998,652	52,852,749
Cost of shares redeemed	(86,821,053)	(24,330,768)
Net increase (decrease) in net assets resulting from share transactions	(36,416,401)	101,431,171
Total increase (decrease) in net assets	(16,831,347)	185,185,394

Net Assets
Beginning of period	902,713,610	717,528,216
End of period (including undistributed net investment income of $1,958,994 and undistributed net investment income of $875,656, respectively)	$ 885,882,263	$ 902,713,610
Other Information Shares
Sold	2,628,929	8,915,448
Issued in reinvestment of distributions	3,055,416	6,425,989
Redeemed	(9,771,568)	(2,966,285)
Net increase (decrease)	(4,087,223)	12,375,152

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Cash Flows

Six months ended May 31, 2013

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 48,522,053
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Change in receivable for investments sold	822,599
Change in dividend receivable	12,557
Change in interest receivable	(425,608)
Change in prepaid expenses	2,746
Change in other assets	-
Change in payable for investments purchased	(1,072,012)
Change in other payables and accrued expenses	48,973
Purchases of long-term investments	(80,624,851)
Proceeds from sales of long-term investments	117,975,305
Purchases of and proceeds from maturities/sales of short-term investments - net	2,561,503
Net cash from return of capital distributions	134,817
Net amortization/accretion of premium/discount	(4,118,419)
Net realized loss on investment securities and foreign currency transactions	8,369,647
Change in net unrealized (appreciation) depreciation on investment securities and assets and liabilities in foreign currencies	(30,501,272)
Net cash provided by operating activities	61,708,038

Cash flows from financing activities:
Proceeds from sales of shares	28,366,000
Distribtions to shareholders net of reinvestments	(1,966,926)
Cost of shares redeemed	(86,821,053)
Change in payable to Custodian Bank	(4,553)
Net cash used in financing activities	(60,426,532)
Net increase in cash and cash equivalents	1,281,506
Cash, beginning of year	-
Cash, end of year	$ 1,281,506

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 7.87	$ 7.83	$ 6.85	$ 5.76	$ 10.11
Income from Investment Operations
Net investment income (loss) D	.259	.537	.546	.567	.598	.804
Net realized and unrealized gain (loss)	.214	.898	.167	1.096	.844	(4.294)
Total from investment operations	.473	1.435	.713	1.663	1.442	(3.490)
Distributions from net investment income	(.248)	(.574)	(.673)	(.683)	(.352)	(.835)
Distributions from net realized gain	(.035)	(.011)	-	-	-	(.025)
Total distributions	(.283)	(.585)	(.673)	(.683)	(.352)	(.860)
Net asset value, end of period	$ 8.91	$ 8.72	$ 7.87	$ 7.83	$ 6.85	$ 5.76
Total Return B,C	5.50%	18.94%	9.34%	25.65%	26.28%	(37.01)%
Ratios to Average Net Assets E,G
Expenses before reductions	.85% A	.81%	.82%	.83%	.90%	.85%
Expenses net of fee waivers, if any	.85% A	.81%	.82%	.83%	.90%	.84%
Expenses net of all reductions	.85% A	.81%	.82%	.83%	.90%	.83%
Net investment income (loss)	5.86% A	6.52%	6.86%	7.67%	10.11%	9.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 885,882	$ 902,714	$ 717,528	$ 585,270	$ 379,184	$ 312,363
Portfolio turnover rate F	19% A	21%	20%	17%	18%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013

1. Organization.

Fidelity® Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

(the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker. As of May 31, 2013, 23% of the securities held by the Fund were either valued based on a price provided by a single third party pricing vendor or broker or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at prior end based on unobservable inputs. These amounts exclude valuations provided by broker.

Asset Type	Fair Value at 05/31/13	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 6,408,252	Discounted cash flow Expected distribution Market comparable	Yield Recovery rate Spread	5.5% - 10% / 9.8% 0% - 27% / 26.9% 6.0%	Decrease Increase Decrease
Collateralized Mortgage Obligations	$ 3,206,313	Discounted cash flow	Yield	6.5% - 42.3% / 13.5%	Decrease
Commercial Mortgage Securities	$ 13,142,234	Discounted cash flow Expected distribution Market comparable	Yield Recovery rate Spread	5.5% - 20% / 6.7% 5% - 70% / 33.7% 10.2% - 19.6% / 1.8%	Decrease Increase Decrease
Corporate Bonds	$ 750,560	Discounted cash flow	Yield	20.0%	Decrease
Floating Rate Loans	$ 2,883,203	Discounted cash flow	Yield	8.7% - 8.8% / 8.7%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 86,682,697
Gross unrealized depreciation	(47,019,360)
Net unrealized appreciation (depreciation) on securities and other investments	$ 39,663,337

Tax cost	$ 840,706,517

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (5,138,254)
2017	(12,497,160)
2019	(15,362,164)
Total with expiration	(32,997,578)
No expiration
Long-term	(3,314,280)
Total capital loss carryforward	$ (36,311,858)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments - continued

prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $80,624,851 and $117,732,479, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,175 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $251.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of approximately 17% of the total outstanding shares of the fund.

9. Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Real Estate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate High Income Fund (a fund of Fidelity Advisor Series I) at May 31, 2013, the results of its operations, the changes in its net assets and its cash flows and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2013 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 29, 2013

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

REHI-USAN-0713
1.786816.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2013